OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS - Tax credit remainder (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 CLP ($)	Dec. 31, 2021 BRL (R$)
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Unduly collection of taxes | $	$ 92,783
Increase (decrease) in deferred tax liability (asset) | $	14,852,422		$ (16,341,729)		$ 22,839,459
Deduction from unduly collection of taxes	1,059,000	R$ 7,000
Account payable to former shareholders	23,612		21,204	R$ 156,000,000
Sorocaba
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Increase (decrease) in deferred tax liability (asset)			684,000	5,000
Rio De Janeiro Refrescos Ltda
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Unduly collection of taxes		613,000	103,540,000
Unduly collection of taxes related to capital		370,000
Unduly collection of taxes related to interest and monetary restatement		243,000
Indirect cost on recognition of right acquired in court		175,000
Deferred tax liability recorded	20,246,000					R$ 148,000
Increase (decrease) in deferred tax liability (asset)	49,040	234	16,142,000	R$ 118,000
Rio De Janeiro Refrescos Ltda | Sorocaba
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Unduly collection of taxes	6,703,000	49,000
Unduly collection of taxes related to capital		28,000
Unduly collection of taxes related to interest and monetary restatement		21,000
Indirect cost on recognition of right acquired in court	1,513,000	R$ 10,000	1,368,000
Deferred tax liability recorded	$ 1,967,000		$ 1,778,000			R$ 13,000
Proportion of ownership interest in associate (as a percentage)	40.00%	40.00%
ex-Companhia De Bebidas Ipiranga
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Unduly collection of taxes	$ 24,823,000	R$ 164,000
Unduly collection of taxes related to capital		80,000
Unduly collection of taxes related to interest and monetary restatement		R$ 84,000